RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) agreement $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Number of credit agreements expected to entered into | agreement			2
Par value per share (in USD per share) | $ / shares	$ 18.85		$ 18.85
Accounts and other receivable, net	$ 1,149		$ 1,149		$ 1,131
Bilateral Credit Facility
Disclosure of transactions between related parties [line items]
Term of credit facility			10 years
Revolving credit facility, face amount	1,000		$ 1,000
Maximum borrowing capacity	1,000		1,000
Amount outstanding	274		274		135
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Capital commitments	25		25
Brookfield Business Partners | Bilateral Credit Facility
Disclosure of transactions between related parties [line items]
Revolving credit facility, face amount	1,000		1,000
Provision of related party guarantee by entity			2,350
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments	1,500		1,500
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Capital commitments	0		0		0
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments	725		$ 725		725
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base management fee, quarterly percentage			0.3125%
Base management fee, annual percentage			1.25%
Base management fee allocated	6	$ 5	$ 12	$ 9
Capital commitments	$ 2,000		$ 2,000
Weighted average remaining contractual life of outstanding share options			5 days
Par value per share (in USD per share) | $ / shares	$ 25.00		$ 25.00
Accounts and other receivable, net	$ 0		$ 0		$ 0
Interest costs incurred	0	$ 0	0	$ 0
Accounts and other receivables	1,100		1,100
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments	$ 10		$ 10